GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated deficit	$ (52,146,273)	$ (49,601,220)	$ (19,511,168)
Net cash used in operating activities	(1,628,000)	(2,200,000)
Private Offering [Member] | January 15, 2021 [Member]
Additional offering amount	500,000
Offering amount	$ 1,505,000	$ 1,100,000
Termination date description		the Company initiated a Private Offering (the “Offering”) of up to 40 Units ($2,000,000) with each Unit consisting of one $50,000 principal amount secured convertible debenture, convertible at $3 per share, and a Warrant to purchase 25,000 shares of the Company’s common stock at $3 per share. The Secured Debentures carry interest at 12% and mature 24 months after issuance. The Warrants are exercisable six months after issuance and expire 24 months after issuance . The Offering closed on May 31, 2021 and raised $2,005,000